Commitments, Guarantees and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Feb. 20, 2015
Contractual Commitments
Less than 1 year	$ 2,794,000,000
For 2-3 years	3,140,000,000
For 4-5 years	2,251,000,000
After 5 years	4,191,000,000
Total Contractual Commitments	12,376,000,000
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Revolving Credit Facilities	3,500,000,000
Disposal, Assessed Fees and Related Interest	266,000,000	[1]	265,000,000	[1]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	3,140,000,000
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	2,251,000,000
Letters of Credit [Member]
Maximum Future Payments for Letters of Credit	63,000,000
Maximum Future Payments for Letters of Credit [Abstract]
Maximum Future Payments for Letters of Credit	63,000,000
Pollution Control Bonds Supported by Bilateral Letters of Credit [Abstract]
Variable Rate PCBs Supported	477,000,000
Bilateral Letters of Credit	483,000,000
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Revolving Credit Facilities	3,500,000,000
Letters of Credit Limit	1,200,000,000
Maximum Future Payments for Letters of Credit	63,000,000
Uncommitted Facility	85,000,000
Increased Uncommitted Facility	100,000,000
Maximum Future Payments for Letters of Credit Issued Under the Uncommitted Facility	81,000,000
Variable Rate PCBs Supported	477,000,000
Bilateral Letters of Credit	483,000,000
Letters of Credit [Member] | Subsequent Event [Member]
Pollution Control Bonds Supported by Bilateral Letters of Credit [Abstract]
Bilateral Letters of Credit						78,000,000
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Bilateral Letters of Credit						78,000,000
Guarantees of Third Party Obligations [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Guarantees of Mine Reclamation, Amount	115,000,000
Estimated Final Cost Mine Reclamation	58,000,000
Total Amount Collected through a Rider for Final Mine Closure and Reclamation Costs	64,000,000
Amount Collected through a Rider for Final Mine Closure - Other Liabilities Noncurrent	16,000,000
Amount Collected through a Rider for Final Mine Closure - ARO Noncurrent	48,000,000
Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	2,240,000,000	[2]
For 2-3 years	2,735,000,000	[2]
For 4-5 years	1,825,000,000	[2]
After 5 years	2,104,000,000	[2]
Total Contractual Commitments	8,904,000,000	[2]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	2,735,000,000	[2]
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	1,825,000,000	[2]
Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	363,000,000
For 2-3 years	405,000,000
For 4-5 years	426,000,000
After 5 years	2,087,000,000
Total Contractual Commitments	3,281,000,000
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	405,000,000
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	426,000,000
Construction Contracts for Capital Assets [Member]
Contractual Commitments
Less than 1 year	191,000,000	[3]
For 2-3 years	0	[3]
For 4-5 years	0	[3]
After 5 years	0	[3]
Total Contractual Commitments	191,000,000	[3]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	0	[3]
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	0	[3]
Appalachian Power Co [Member]
Contractual Commitments
Less than 1 year	572,889,000
For 2-3 years	635,296,000
For 4-5 years	552,441,000
After 5 years	981,419,000
Total Contractual Commitments	2,742,045,000
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	635,296,000
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	552,441,000
Appalachian Power Co [Member] | Letters of Credit [Member]
Pollution Control Bonds Supported by Bilateral Letters of Credit [Abstract]
Variable Rate PCBs Supported	229,650,000
Bilateral Letters of Credit	232,293,000
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Variable Rate PCBs Supported	229,650,000
Bilateral Letters of Credit	232,293,000
Appalachian Power Co [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	499,262,000	[2]
For 2-3 years	568,842,000	[2]
For 4-5 years	482,135,000	[2]
After 5 years	479,243,000	[2]
Total Contractual Commitments	2,029,482,000	[2]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	568,842,000	[2]
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	482,135,000	[2]
Appalachian Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	32,584,000
For 2-3 years	66,454,000
For 4-5 years	70,306,000
After 5 years	502,176,000
Total Contractual Commitments	671,520,000
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	66,454,000
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	70,306,000
Appalachian Power Co [Member] | Construction Contracts for Capital Assets [Member]
Contractual Commitments
Less than 1 year	41,043,000	[4]
For 2-3 years	0	[4]
For 4-5 years	0	[4]
After 5 years	0	[4]
Total Contractual Commitments	41,043,000	[4]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	0	[4]
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	0	[4]
Indiana Michigan Power Co [Member]
Contractual Commitments
Less than 1 year	492,222,000
For 2-3 years	669,568,000
For 4-5 years	490,261,000
After 5 years	1,198,674,000
Total Contractual Commitments	2,850,725,000
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Disposal, Assessed Fees and Related Interest	265,502,000	[1]	265,391,000	[1]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	669,568,000
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	490,261,000
Indiana Michigan Power Co [Member] | Letters of Credit [Member]
Maximum Future Payments for Letters of Credit	150,000
Maximum Future Payments for Letters of Credit [Abstract]
Maximum Future Payments for Letters of Credit	150,000
Pollution Control Bonds Supported by Bilateral Letters of Credit [Abstract]
Variable Rate PCBs Supported	77,000,000
Bilateral Letters of Credit	77,886,000
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Maximum Future Payments for Letters of Credit	150,000
Variable Rate PCBs Supported	77,000,000
Bilateral Letters of Credit	77,886,000
Indiana Michigan Power Co [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	369,768,000	[2]
For 2-3 years	443,603,000	[2]
For 4-5 years	247,902,000	[2]
After 5 years	443,053,000	[2]
Total Contractual Commitments	1,504,326,000	[2]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	443,603,000	[2]
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	247,902,000	[2]
Indiana Michigan Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	111,138,000
For 2-3 years	225,965,000
For 4-5 years	242,359,000
After 5 years	755,621,000
Total Contractual Commitments	1,335,083,000
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	225,965,000
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	242,359,000
Indiana Michigan Power Co [Member] | Construction Contracts for Capital Assets [Member]
Contractual Commitments
Less than 1 year	11,316,000	[4]
For 2-3 years	0	[4]
For 4-5 years	0	[4]
After 5 years	0	[4]
Total Contractual Commitments	11,316,000	[4]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	0	[4]
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	0	[4]
Ohio Power Co [Member]
Contractual Commitments
Less than 1 year	218,624,000
For 2-3 years	57,146,000
For 4-5 years	60,635,000
After 5 years	513,136,000
Total Contractual Commitments	849,541,000
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	57,146,000
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	60,635,000
Ohio Power Co [Member] | Letters of Credit [Member]
Maximum Future Payments for Letters of Credit	4,200,000
Maximum Future Payments for Letters of Credit [Abstract]
Maximum Future Payments for Letters of Credit	4,200,000
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Maximum Future Payments for Letters of Credit	4,200,000
Ohio Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	208,622,000
For 2-3 years	57,146,000
For 4-5 years	60,635,000
After 5 years	513,136,000
Total Contractual Commitments	839,539,000
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	57,146,000
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	60,635,000
Ohio Power Co [Member] | Construction Contracts for Capital Assets [Member]
Contractual Commitments
Less than 1 year	10,002,000	[4]
For 2-3 years	0	[4]
For 4-5 years	0	[4]
After 5 years	0	[4]
Total Contractual Commitments	10,002,000	[4]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	0	[4]
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	0	[4]
Public Service Co Of Oklahoma [Member]
Contractual Commitments
Less than 1 year	237,980,000
For 2-3 years	351,657,000
For 4-5 years	265,867,000
After 5 years	532,879,000
Total Contractual Commitments	1,388,383,000
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	351,657,000
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	265,867,000
Public Service Co Of Oklahoma [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	165,303,000	[2]
For 2-3 years	187,904,000	[2]
For 4-5 years	94,800,000	[2]
After 5 years	142,200,000	[2]
Total Contractual Commitments	590,207,000	[2]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	187,904,000	[2]
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	94,800,000	[2]
Public Service Co Of Oklahoma [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	71,137,000
For 2-3 years	163,753,000
For 4-5 years	171,067,000
After 5 years	390,679,000
Total Contractual Commitments	796,636,000
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	163,753,000
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	171,067,000
Public Service Co Of Oklahoma [Member] | Construction Contracts for Capital Assets [Member]
Contractual Commitments
Less than 1 year	1,540,000	[4]
For 2-3 years	0	[4]
For 4-5 years	0	[4]
After 5 years	0	[4]
Total Contractual Commitments	1,540,000	[4]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	0	[4]
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	0	[4]
Southwestern Electric Power Co [Member]
Contractual Commitments
Less than 1 year	324,510,000
For 2-3 years	365,795,000
For 4-5 years	217,567,000
After 5 years	403,859,000
Total Contractual Commitments	1,311,731,000
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	365,795,000
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	217,567,000
Southwestern Electric Power Co [Member] | Guarantees of Third Party Obligations [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Guarantees of Mine Reclamation, Amount	115,000,000
Estimated Final Cost Mine Reclamation	58,000,000
Total Amount Collected through a Rider for Final Mine Closure and Reclamation Costs	64,000,000
Amount Collected through a Rider for Final Mine Closure - Other Liabilities Noncurrent	16,000,000
Amount Collected through a Rider for Final Mine Closure - ARO Noncurrent	48,000,000
Southwestern Electric Power Co [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	286,428,000	[2]
For 2-3 years	309,213,000	[2]
For 4-5 years	155,327,000	[2]
After 5 years	187,548,000	[2]
Total Contractual Commitments	938,516,000	[2]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	309,213,000	[2]
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	155,327,000	[2]
Southwestern Electric Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	19,798,000
For 2-3 years	56,582,000
For 4-5 years	62,240,000
After 5 years	216,311,000
Total Contractual Commitments	354,931,000
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	56,582,000
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	62,240,000
Southwestern Electric Power Co [Member] | Construction Contracts for Capital Assets [Member]
Contractual Commitments
Less than 1 year	18,284,000	[4]
For 2-3 years	0	[4]
For 4-5 years	0	[4]
After 5 years	0	[4]
Total Contractual Commitments	18,284,000	[4]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Recorded Unconditional Purchase Obligation Due Within Two To Three Year	0	[4]
Recorded Unconditional Purchase Obligation Due Within Four To Five Year	0	[4]
Comprehensive Environmental Response Compensation and Liabilities Act and State Remediation [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Expense Recorded Due to Remediation Work Remaining Provision	15,000,000
Comprehensive Environmental Response Compensation and Liabilities Act and State Remediation [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Expense Recorded Due to Remediation Work Remaining Provision	15,000,000
Decommissioning and Low Level Waste Accumulation Disposal [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Cost of Decommissioning and Disposal of Radioactive Waste Minimum	1,300,000,000
Cost of Decommissioning and Disposal of Radioactive Waste Maximum	1,700,000,000
Amount Recovered in Rates for Decommissioning Costs	9,000,000		10,000,000		14,000,000
Decommissioning Fund Investments, Fair Value	1,800,000,000		1,600,000,000
Decommissioning and Low Level Waste Accumulation Disposal [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Cost of Decommissioning and Disposal of Radioactive Waste Minimum	1,300,000,000
Cost of Decommissioning and Disposal of Radioactive Waste Maximum	1,700,000,000
Amount Recovered in Rates for Decommissioning Costs	9,000,000		10,000,000		14,000,000
Decommissioning Fund Investments, Fair Value	1,800,000,000		1,600,000,000
Nuclear Incident Liability [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Insurance Coverage for Property Damage, Decommissioning and Decontamination	2,800,000,000
Coverage for Property Damage, Decommissioning and Decontamination for a Nonnuclear Incident	1,700,000,000
Contingent Financial Obligation for Mutual Iinsurance	44,000,000
Insurance Protection for Public Liability Arising from a Nuclear Incident	13,600,000,000
Commercially Available Insurance	375,000,000
Remainder of the Liability Provided by a Deferred Premium Assessment	121,000,000
Deferred Premium Assessment Annual Payment	19,000,000
Assessed Amount per Nuclear Incident	242,000,000
Annual Installments	38,000,000
Commercially Available Insurance for Catastrophic Nature	375,000,000
Liability Coverage Under the Price-Anderson Act	13,200,000,000
Nuclear Incident Liability [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Insurance Coverage for Property Damage, Decommissioning and Decontamination	2,800,000,000
Coverage for Property Damage, Decommissioning and Decontamination for a Nonnuclear Incident	1,700,000,000
Contingent Financial Obligation for Mutual Iinsurance	44,000,000
Insurance Protection for Public Liability Arising from a Nuclear Incident	13,600,000,000
Commercially Available Insurance	375,000,000
Remainder of the Liability Provided by a Deferred Premium Assessment	121,000,000
Deferred Premium Assessment Annual Payment	19,000,000
Assessed Amount per Nuclear Incident	242,000,000
Annual Installments	38,000,000
Commercially Available Insurance for Catastrophic Nature	375,000,000
Liability Coverage Under the Price-Anderson Act	13,200,000,000
Spent Nuclear Fuel Disposal [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Trust Fund Assets One Time Fee Obligation for Nuclear Fuel Disposition	309,000,000		309,000,000
Recovery of Spent Nuclear Fuel Storage Costs	22,000,000		31,000,000		20,000,000
Current Amount Recoverable from the Federal Government	13,000,000
Noncurrent Amount Recoverable from the Federal Government	2,000,000
Spent Nuclear Fuel Disposal [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Trust Fund Assets One Time Fee Obligation for Nuclear Fuel Disposition	309,000,000		309,000,000
Recovery of Spent Nuclear Fuel Storage Costs	22,000,000		31,000,000		20,000,000
Current Amount Recoverable from the Federal Government	13,000,000
Noncurrent Amount Recoverable from the Federal Government	2,000,000
Letter of Credit [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Revolving Credit Facilities	3,500,000,000
Letters of Credit Limit	$ 1,200,000,000

[1]	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 6).
[2]	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.
[3]	Represents only capital assets for which we have signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.
[4]	Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.